Income Taxes - Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Deferred tax assets:
Accrued expenses and reserves	$ 9,228	$ 11,206
Intangible amortization	13,185	14,305
Deferred rent	3,680	3,398
Deferred wages	4,060	3,954
Depreciation and leases	4,375	3,226
Carryforwards and tax credits	62,487	42,300
Other	25	25
Gross deferred tax assets	97,040	78,414
Less Valuation	(97,040)	(78,414)
Deferred tax liabilities:
Goodwill	(58,130)	(51,156)
Net deferred tax asset/(liability)	$ (58,130)	$ (51,156)